Earnings Per Share (Calculation of Basic and Diluted EPS) (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Schedule Of Earnings Per Share [Line Items]
Net income	$ 54	$ 449	$ (626)	$ 952
Net income (loss) attributable to Dominion Energy - Diluted	$ 41	$ 449	$ (626)	$ 952
Average shares of common stock outstanding – Basic	802.5	652.8	797.8	651.6
Net effect of dilutive securities	0.1	0.3	0.0	0.2
Average shares of common stock outstanding – Diluted	802.6	653.1	797.8	651.8
Earnings Per Common Share – Basic	$ 0.07	$ 0.69	$ (0.78)	$ 1.46
Earnings Per Common Share – Diluted	$ 0.05	$ 0.69	$ (0.78)	$ 1.46
Series A Preferred Stock
Schedule Of Earnings Per Share [Line Items]
Dilutive effect of Series A Preferred Stock	$ (13)